Stockholders’ Equity (Details) - USD ($)										3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 22, 2024	Jul. 18, 2024	Jun. 06, 2024	Jun. 04, 2024	Apr. 23, 2024	Jan. 09, 2024	Jan. 26, 2023	Aug. 29, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 18, 2021
Stockholders’ Equity [Line Items]
Shares authorized										105,000,000		105,000,000
Restricted common shares									20,000
Restricted common value (in Dollars)									$ 135,100
Restricted common share price (in Dollars per share)									$ 6.755
Stock-based professional fees (in Dollars)													$ 90,067
Purchased shares					34,037
Exercise price (in Dollars per share)					$ 0.0001							$ 57,273
Purchase price per share (in Dollars per share)					$ 2.1799
Aggregate shares of common warrants shares			763,638		917,432
Percentage of aggregate shares						7.50%
Cash fee and management fee (in Dollars)						$ 170,000
Percentage of exercise price of offering price per share					125.00%	125.00%						125.00%
Purchase price per share (in Dollars per share)						$ 2.725
Non-accountable expenses (in Dollars)	$ 25,000											$ 25,000
Legal fees and expenses (in Dollars)	50,000	$ 89,033	$ 89,033
Clearing fees (in Dollars)	$ 15,950											15,950
Number of offering price per share (in Dollars per share)					$ 2.725
Aggregate gross proceeds (in Dollars)												1,925,801
Amount of net proceeds (in Dollars)												1,673,216
Offering costs (in Dollars)		269,450	$ 269,450	$ 260,950								$ 260,950
Shares of warrant			763,638		34,037	68,807				34,037		34,037
Cash (in Dollars)												$ 3
Aggregate gross proceeds ipo (in Dollars)		2,100,005	$ 2,100,005
Net proceed from initial public offering (in Dollars)		$ 1,741,522	$ 1,741,522	$ 1,673,216
Offering price per share (in Dollars per share)			$ 3.4375		$ 2.725
Legal and other expenses (in Dollars)												50,000
Repurchase of share cost (in Dollars)											$ 115,452	173,113	471,121
Stock repurchase (in Dollars)							$ 1,000,000
Treasury stock value cancelled during period (in Dollars)												644,234
Deferred compensation (in Dollars)												0	14,125
Percentage of gross proceeds sale of securities						7.50%
Percentage of gross proceeds management fee						1.00%
Warrants and outstanding term			5 years		5 years
Aggregate gross proceeds of warrants (in Dollars)												$ 1,741,522
Common stock shares issued										4,484,456		4,484,456	3,159,096
Cash (in Dollars)					$ 3					$ 3
Treasury shares outstanding												0	252,855
Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares					34,037
Exercise price (in Dollars per share)				$ 2.1799	$ 0.0001					$ 0.0001		$ 0.0001
Number of offering price per share (in Dollars per share)												$ 2.1799
Aggregate gross proceeds (in Dollars)												$ 74,201
Purchase warrant shares					34,037
Aggregate gross proceeds of warrants (in Dollars)				$ 74,201
Offering Purchase Price [Member]
Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)					$ 2.1799
Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchased shares												1
Exercise price (in Dollars per share)			$ 2.75		2.06
Aggregate shares of common warrants shares												917,432
Purchase of each warrants										1
Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Shares of warrant												34,037
Cash (in Dollars)												$ 3
Exercise price per share (in Dollars per share)					$ 0.0001
Warrant [Member]
Stockholders’ Equity [Line Items]
Shares of warrant												34,037
June 2024 Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Shares of warrant										917,432
Purchase of each warrants										1
June 2024 Placement Agent Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants and outstanding term						5 years
July 2024 Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Shares of warrant					917,432					763,638
Stock Repurchase Plan [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)								$ 1,000,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized										100,000,000		100,000,000
Agreed to sell investors shares					883,395
Purchased shares					68,807
Aggregate shares of common warrants shares			763,638
Percentage of aggregate shares						7.50%
Percentage of exercise price of offering price per share			125.00%		125.00%	125.00%
Purchase price per share (in Dollars per share)			$ 2.75		$ 2.18
Number of offering price per share (in Dollars per share)												$ 2.18
Shares of warrant												34,037
Sale of stock			763,638		883,395
Repurchase of share cost (in Dollars)
Common stock purchase												102,855	252,855
Common stock purchase cost (in Dollars)												$ 173,113	$ 471,121
Common Stock [Member] | Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)			$ 2.75							$ 2.06		$ 2.06
Common Stock [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Common stock purchase												355,710
Common stock purchase cost (in Dollars)													644,234
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized										5,000,000		5,000,000
Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)											$ 115,452	$ 173,113	$ 471,121
Treasury shares cancelled during period												355,710
Purchased shares of treasury stock											72,790	102,855	252,855
Treasury shares outstanding											325,645		252,855
2020 Omnibus Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance															170,000
Cash Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds from the sale of securities						7.50%
Management Fee [Member]
Stockholders’ Equity [Line Items]
Percentage of proceeds in offering						1.00%
Placement Agent [Member]
Stockholders’ Equity [Line Items]
Purchased shares					68,807
Non-accountable expenses (in Dollars)						$ 25,000
Legal fees and expenses (in Dollars)						50,000
Clearing fees (in Dollars)						$ 15,950
Purchase warrant shares			57,275		68,807
Common Stock [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)												$ 173,113	$ 471,121
Purchased shares of treasury stock												102,855	252,855
Common Stock [Member] | Stock Repurchase Plan [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)													$ 644,234
Purchased shares of treasury stock													355,710
Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Treasury shares cancelled (in Dollars)												$ 355,710
Treasury shares cancelled												644,234
Minimum [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan												300,000
Number of common stock shares issued										300,000
Maximum [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Common stock issued under the plan												470,000
Number of common stock shares issued										470,000
IPO [Member]
Stockholders’ Equity [Line Items]
Purchase price per share (in Dollars per share)					$ 2.725
Legal fees and expenses (in Dollars)										$ 65,833		$ 65,833
Aggregate gross proceeds (in Dollars)												$ 2,000,002
Aggregate gross proceeds ipo (in Dollars)				2,000,002
Offering price per share (in Dollars per share)						$ 3.4375						$ 3.4375
IPO [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate gross proceeds ipo (in Dollars)				$ 1,925,801
Offering price per share (in Dollars per share)				$ 2.18
June 2024 Offering [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)					$ 2.1799
June 2024 Investors [Member]
Stockholders’ Equity [Line Items]
Common stock shares issued					34,037					34,037
Private Placement [Member]
Stockholders’ Equity [Line Items]
Shares of warrant						57,273